Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 167,330	¥ 178,038	¥ 153,602
Provision for credit losses, net of reversal	92,147	90,236	80,567
Charge-offs	(99,550)	(102,948)	(84,310)
Recoveries	21,757	22,356	18,173
Other	(3,583)	(20,352)	10,006
Allowance for credit losses at end of year	¥ 178,101	¥ 167,330	¥ 178,038